CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Total cash and cash equivalents	₽ 85,405	₽ 38,070	₽ 84,075	₽ 30,586
Russian Rubles
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	39,076	27,749
Short-term deposits with an original maturity of less than 92 days	27,857	4,859
USD
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	10,597	1,014
Euro
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	6,433	2,751
Ukraine Hryvna
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	43	224
Short-term deposits with an original maturity of less than 92 days	44	206
Turkmenian Manat
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	431	419
Other currencies
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	916	844
Short-term deposits with an original maturity of less than 92 days	₽ 8	₽ 4